Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	June 30, 2021	December 31, 2020
Deferred CEO compensation	$1,073,075	$1,028,110
Research and development expenses	69,605	1,045,503
Insurance premiums	448,789	2,874
Legal expenses	768,811	437,471
Professional fees	47,748	253,462
Interest payable/accrued	291,406	270,000
Accounting consulting fees	6,235	45,904
Tax expenses	10,000	13,365
Other	64,197	19,235
	$2,779,866	$3,115,924

	December 31, 2020	December 31, 2019
Deferred CEO compensation	$1,028,110	$680,400
Research and development expenses	1,045,505	275,429
Legal expenses	437,471	200,062
Professional fees	253,462	177,096
Interest payable/accrued	270,000	138,762
Accounting consulting fees	45,904	24,765
Taxes	13,365	14,465
Other	22,107	3,495
	$3,115,924	$1,514,474